Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 4,523	$ 6,869	$ 7,980
Commercial paper		17,266	21,711	27,514
Other short-term debt		2,902	3,453	3,531
Short-term debt	[1]	24,692	32,033	39,025
Senior unsecured debt other than TLAC		30,707	31,964	32,135
of which: issued by UBS AG with original maturity greater than one year	[2]	30,705	31,962	32,133
Covered bonds		3,853	3,815	3,947
Subordinated debt		7,649	7,521	7,511
of which: low-trigger loss-absorbing tier 2 capital instruments		6,947	6,821	6,808
of which: non-Basel III-compliant tier 2 capital instruments		702	700	703
Debt issued through the Swiss central mortgage institutions		8,724	8,505	8,569
Other long-term debt		54	55	58
of which: issued by UBS AG with original maturity greater than one year	[2]	49	49	52
Long-term debt	[3]	50,988	51,861	52,220
Total debt issued measured at amortized cost	[4]	$ 75,679	$ 83,894	$ 91,245
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%	100.00%

[1]	Debt with an original maturity of less than one year
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2019, 100% of the balance was unsecured (31 March 2019: 100% of the balance was unsecured; 31 December 2018: 100% of the balance was unsecured).

[3]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.